Share-Based Payment Arrangements - Fair Values Of Share Options On The Grant Date (Details)	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in dollars per share)	$ 3.01	$ 5.20
Share Options Granted in August 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)	3.01
Options granted (in dollars per share)	$ 3.01
Expected volatility	64.22%
Option life (in years) | yr	10.0
Expected dividend yield	0.00%
Expected dividend yield	4.25%
Expected early exercise multiple	2.2
Share Options Granted in May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)	$ 2.94
Options granted (in dollars per share)	$ 3.00
Expected volatility	64.87%
Option life (in years) | yr	10.0
Expected dividend yield	0.00%
Expected dividend yield	3.61%
Expected early exercise multiple	2.8
Share Options Granted in August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)	$ 5.20
Options granted (in dollars per share)	$ 5.20
Expected volatility	65.50%
Option life (in years) | yr	10.0
Expected dividend yield	0.00%
Expected dividend yield	2.86%
Expected early exercise multiple	2.2